Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SIT LARGE CAP GROWTH FUND INC
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Oct. 17, 2019